CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Feb. 28, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	190,380,309	180,653,497
Ordinary shares, shares outstanding	187,434,469	178,930,297
Treasury stock at cost, shares	2,945,840	1,723,200